Reconciliation OF Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Net Assets

The following is a reconciliation of net assets available for benefits from the financial statements to the Form 5500 (in thousands):

	As of December 31,
	2025	2024
Net assets available for benefits from the financial statements	$2,784,009	$2,544,727
Participant loans reduced by current year deemed distributions	(121)	(110)
Participant loans reduced by deemed distributions in prior years and currently outstanding	(646)	(932)
Net assets available for benefits from the Form 5500	$2,783,242	$2,543,685

The following is a reconciliation of the change in net assets available for benefits from the financial statements to the Form 5500 (in thousands):

Year Ended December 31, 2025
Net increase in net assets available for benefits per the financial statements	$239,282
Deemed distributions of participant loans for the current year	(121)
Deemed distributions of participant loans for the prior year	396
Net increase in net assets available for benefits per the Form 5500	$239,557